Related Party Balances and Transactions (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Revenues	$ 37,233	$ 29,510	$ 18,673
Expenses:
Cost of revenues	10,488	8,982	4,326
Operating expenses:
Research and development, net	10,562	8,047	6,071
Sales and marketing, net	10,996	8,528	7,834
General and administrative	4,191	4,523	2,393
Transactions with related parties [Member]
Related Party Transaction [Line Items]
Revenues	24,559	18,461	169
Expenses:
Cost of revenues	201	210	42
Operating expenses:
Research and development, net	371	224	244
Sales and marketing, net	217	142	118
General and administrative	293	250	93
Capital expenses	$ 9	$ 21